Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)	$ 57.65	¥ 396.37	$ 57.30	¥ 388.45	$ 47.96	¥ 319.16
Options exercised	201,630	201,630		203,174		62,430
Unrecognized compensation expense related to unvested share options | ¥		¥ 82,183
Unrecognized compensation expense, period for recognition	2 years 7 months 24 days	2 years 7 months 24 days
Conversion from option	5,748	5,748
Converted to restricted shares	11,495	11,495
Incremental compensation cost related to plan modified | $	$ 150,494
Weighted average exercise price | ¥ / shares		¥ 233.98
Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares	$ 56.25
After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	2 years 10 months 13 days	2 years 10 months 13 days
Total fair value of non-vested restricted shares | ¥		¥ 56,866		¥ 39,622		¥ 31,223
Unrecognized compensation expense related to non-vested restricted shares | ¥		¥ 168,718
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock	10.00%	10.00%
Maximum number of shares that may be issued		2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term	10 years	10 years
Vesting period for remaining the 75% of options granted	36 months	36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	25.00%	25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	75.00%	75.00%
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued			2,800,000	2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term				10 years
Vesting period for remaining the 75% of options granted				36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months				75.00%